Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability
Changes in accrued warranty liabilities during the indicated periods are as follows:

	For the Year Ended December 31,
	2024	2023	2022
Beginning balance	$17,871	$13,550	$11,202
Provision	7,805	9,750	8,923
Utilized	(9,835)	(6,065)	(5,939)
Foreign currency adjustment	(92)	636	(636)
Ending balance	$15,749	$17,871	$13,550